Commitments - Schedule of Commitments (Detail) $ in Thousands	Dec. 31, 2018 USD ($)
Disclosure of contingent liabilities [line items]
Total contractual obligations	$ 97,977
Sale and Lease-Back Agreement [member]
Disclosure of contingent liabilities [line items]
Total contractual obligations	30,047
Facility Lease Agreements [member]
Disclosure of contingent liabilities [line items]
Total contractual obligations	27,188
License Agreements [member]
Disclosure of contingent liabilities [line items]
Total contractual obligations	18,093
Manufacturing Agreements [member]
Disclosure of contingent liabilities [line items]
Total contractual obligations	10,293
Other Agreements [member]
Disclosure of contingent liabilities [line items]
Total contractual obligations	12,356
Less than One Year [member]
Disclosure of contingent liabilities [line items]
Total contractual obligations	22,359
Less than One Year [member] | Sale and Lease-Back Agreement [member]
Disclosure of contingent liabilities [line items]
Total contractual obligations	1,423
Less than One Year [member] | Facility Lease Agreements [member]
Disclosure of contingent liabilities [line items]
Total contractual obligations	1,651
Less than One Year [member] | License Agreements [member]
Disclosure of contingent liabilities [line items]
Total contractual obligations	1,237
Less than One Year [member] | Manufacturing Agreements [member]
Disclosure of contingent liabilities [line items]
Total contractual obligations	10,293
Less than One Year [member] | Other Agreements [member]
Disclosure of contingent liabilities [line items]
Total contractual obligations	7,754
1-3 years [member]
Disclosure of contingent liabilities [line items]
Total contractual obligations	17,350
1-3 years [member] | Sale and Lease-Back Agreement [member]
Disclosure of contingent liabilities [line items]
Total contractual obligations	2,864
1-3 years [member] | Facility Lease Agreements [member]
Disclosure of contingent liabilities [line items]
Total contractual obligations	7,411
1-3 years [member] | License Agreements [member]
Disclosure of contingent liabilities [line items]
Total contractual obligations	2,474
1-3 years [member] | Other Agreements [member]
Disclosure of contingent liabilities [line items]
Total contractual obligations	4,602
3-5 years [member]
Disclosure of contingent liabilities [line items]
Total contractual obligations	13,519
3-5 years [member] | Sale and Lease-Back Agreement [member]
Disclosure of contingent liabilities [line items]
Total contractual obligations	2,852
3-5 years [member] | Facility Lease Agreements [member]
Disclosure of contingent liabilities [line items]
Total contractual obligations	8,193
3-5 years [member] | License Agreements [member]
Disclosure of contingent liabilities [line items]
Total contractual obligations	2,474
More than Five Years [member]
Disclosure of contingent liabilities [line items]
Total contractual obligations	44,749
More than Five Years [member] | Sale and Lease-Back Agreement [member]
Disclosure of contingent liabilities [line items]
Total contractual obligations	22,908
More than Five Years [member] | Facility Lease Agreements [member]
Disclosure of contingent liabilities [line items]
Total contractual obligations	9,933
More than Five Years [member] | License Agreements [member]
Disclosure of contingent liabilities [line items]
Total contractual obligations	$ 11,907